EMPLOYEE BENEFITS - Group's Provision for Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 19,930	€ 21,929
Total provisions for employee benefits	59,985	88,116
Other provisions for employees
Disclosure of defined benefit plans [line items]
Total provisions for employee benefits	40,055	66,187
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	19,825	21,795
Pension plans
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 105	€ 134